SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance	$ 3,140,578	$ 2,963,591	$ 3,093,005
Current year addition	672,263	363,597	311,190
Expire of NOL	(286,411)	(168,776)	(152,259)
Exchange rate effect	(171,931)	(17,834)	(288,345)
Balance	$ 3,354,499	$ 3,140,578	$ 2,963,591